CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME [Abstract]
NET SALES	$ 2,470,448	$ 2,054,933	$ 1,822,336
COST OF GOODS SOLD	2,189,896	1,829,824	1,622,609
GROSS PROFIT	280,552	225,109	199,727
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	204,390	184,919	181,363
ANTI-DUMPING DUTY ASSESSMENTS	1,526	2,328	0
NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIREMENT AND OTHER IMPAIRMENT AND EXIT CHARGES	368	(6,666)	6,353
EARNINGS FROM OPERATIONS	74,268	44,528	12,011
INTEREST EXPENSE	4,851	4,053	3,732
INTEREST INCOME	(640)	(510)	(566)
EQUITY IN EARNINGS OF INVESTEE	(201)	(79)	58
NON-OPERATING (INCOME)/EXPENSE	4,010	3,464	3,224
EARNINGS BEFORE INCOME TAXES	70,258	41,064	8,787
INCOME TAXES	24,454	15,054	2,874
NET EARNINGS	45,804	26,010	5,913
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(2,722)	(2,076)	(1,364)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	43,082	23,934	4,549
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 2.16	$ 1.21	$ 0.23
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 2.15	$ 1.21	$ 0.23
OTHER COMPRESHENSIVE INCOME:
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(784)	980	(1,067)
COMPREHENSIVE INCOME	45,020	26,990	4,846
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(2,730)	(2,398)	(862)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 42,290	$ 24,592	$ 3,984